Prepaid and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid and Other Current Assets [Abstract]
Schedule of Prepaid and Other Current Assets

Prepaid and other current assets consisted of the following as of December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Prepaid expenses	$24,312	$400,605
Other deposit	1,294	3,263
Total prepaid and other current assets	$25,606	$403,868